CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2014
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Payment of commissions of IPO	$ 9,962,000